Property and Equipment Net (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 195.5	$ 181.2
Leasehold improvements	30.9	28.5
Accumulated depreciation	112.7	97.8
Property and equipment, net	82.8	83.4
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	78.1	66.8
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7.8	7.4
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 78.7	$ 78.5